Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other equity instruments [line items]
Borrowings	€ 9,661	€ 8,524	€ 9,307
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 1,266	1,218
Junior perpetual capital securities [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate
Coupon date, as of	Quarterly, December 15
Year of next call	Called in 2021
Borrowings		212	212
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate
Coupon date, as of	Quarterly, July 15
Year of next call	2022
Borrowings	€ 402	402	402
Junior perpetual capital securities [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate
Coupon date, as of	Quarterly, July 15
Year of next call	2022
Borrowings	€ 950	950	€ 950
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 1,352	1,564
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate
Coupon date, as of	Quarterly, December 15
Year of next call	Called in 2021
Borrowings	€ 0	212
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate
Coupon date, as of	Quarterly, July 15
Year of next call	2022
Borrowings	€ 402	402
Junior perpetual capital securities [member] | Aegon N.V [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate
Coupon date, as of	Quarterly, July 15
Year of next call	2022
Borrowings	€ 950	€ 950